Loans and Related Allowance for Credit Losses (Nonaccrual Loans by Classes of the Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	$ 3,688	$ 5,246
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	1,286	1,717
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status		336
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Financing receivable, recorded investment, nonaccrual status	$ 2,402	$ 3,193